Administration Expenses - Schedule of Administration Expenses (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of general and administrative expenses [abstract]
Corporate administration		$ 2,128	$ 2,309
Employee benefits and salaries		2,276	2,262
Professional fees		924	785
Administration expenses before share based compensation		5,328	5,356
Equity settled share based compensation (a non-cash expense)		3,007	2,918
Total administration expenses	[1]	$ 8,335	$ 8,274

[1]	Equity settled stock-based compensation a (non-cash item) is included in administration expenses and project evaluation $5,652 $5,180